Mineral, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 333,702
Balance at end of period	445,428	$ 333,702
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	10,966
Balance at end of period	13,924	10,966
Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	77,047
Balance at end of period	98,832	77,047
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	174,773
Balance at end of period	217,012	174,773
Projects in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	56,772
Balance at end of period	86,306	56,772
Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	8,221
Balance at end of period	14,574	8,221
Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	4,221
Balance at end of period	7,970	4,221
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,702
Balance at end of period	6,810	1,702
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	458,330	465,700
Additions	188,371	120,769
Disposals	(3,410)	(21,367)
Transfers	0	0
Foreign exchange	(37,342)	(106,772)
Balance at end of period	605,949	458,330
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	14,882	17,609
Additions	19	54
Disposals	0	0
Transfers	4,626	1,546
Foreign exchange	(1,175)	(4,327)
Balance at end of period	18,352	14,882
Cost | Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	92,702	103,175
Additions	7,538	10,515
Disposals	(1,004)	(16,671)
Transfers	33,217	19,940
Foreign exchange	(7,678)	(24,257)
Balance at end of period	124,775	92,702
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	265,312	261,392
Additions	7,580	6,747
Disposals	0	0
Transfers	74,951	56,346
Foreign exchange	(20,942)	(59,173)
Balance at end of period	326,901	265,312
Cost | Projects in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	56,772	52,705
Additions	130,821	81,332
Disposals	(1,821)	(80)
Transfers	(94,599)	(64,888)
Foreign exchange	(4,867)	(12,297)
Balance at end of period	86,306	56,772
Cost | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	12,804	9,481
Additions	26,826	18,942
Disposals	(10)	(522)
Transfers	(18,195)	(12,958)
Foreign exchange	(1,118)	(2,139)
Balance at end of period	20,307	12,804
Cost | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	7,536	14,107
Additions	5,162	197
Disposals	0	(3,803)
Transfers	0	0
Foreign exchange	(688)	(2,965)
Balance at end of period	12,010	7,536
Cost | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	8,322	7,231
Additions	10,425	2,982
Disposals	(575)	(291)
Transfers	0	14
Foreign exchange	(874)	(1,614)
Balance at end of period	17,298	8,322
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(124,628)	(126,184)
Additions	(47,290)	(42,475)
Disposals	1,329	15,613
Foreign exchange	10,068	28,418
Balance at end of period	(160,521)	(124,628)
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(3,916)	(4,047)
Additions	(808)	(785)
Disposals	0	0
Foreign exchange	296	916
Balance at end of period	(4,428)	(3,916)
Accumulated depreciation | Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(15,655)	(25,599)
Additions	(12,664)	(10,882)
Disposals	913	14,999
Foreign exchange	1,463	5,827
Balance at end of period	(25,943)	(15,655)
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(90,539)	(85,293)
Additions	(26,475)	(24,597)
Disposals	0	0
Foreign exchange	7,125	19,351
Balance at end of period	(109,889)	(90,539)
Accumulated depreciation | Projects in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Additions	0	0
Disposals	0	0
Foreign exchange	0	0
Balance at end of period	0	0
Accumulated depreciation | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(4,583)	(4,572)
Additions	(1,489)	(1,317)
Disposals	3	446
Foreign exchange	336	860
Balance at end of period	(5,733)	(4,583)
Accumulated depreciation | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(3,315)	(2,958)
Additions	(985)	(1,029)
Disposals	0	0
Foreign exchange	260	672
Balance at end of period	(4,040)	(3,315)
Accumulated depreciation | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(6,620)	(3,715)
Additions	(4,869)	(3,865)
Disposals	413	168
Foreign exchange	588	792
Balance at end of period	$ (10,488)	$ (6,620)